Fair Value Measurements - Additional Information (Detail)	12 Months Ended
	May. 31, 2015 USD ($)	May. 31, 2015 EUR (€)	May. 31, 2014 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Effective euro fixed-rate borrowing	5.31%	5.31%
Notional principal amount of cross-currency swap	$ 150,000,000	€ 125,000,000
Debt instrument, redemption date	May 29, 2015
Net proceeds from redemption of senior notes	$ 14,800,000
Reversal for contingent earn out targets	29,665,000
Settlements of contingent consideration obligations	24,800,000
Business acquisition accrual for contingent earnouts	$ 800,000
Unsecured Senior Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt, due date	Nov. 01, 2015
Debt, interest rate	6.70%	6.70%
Fair Value, Measurements, Recurring | Foreign currency forward contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency contracts, fair value of asset			$ 2,582,000
Foreign currency contracts, fair value of liability	$ 6,369,000